Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
(18) Quarterly Results of Operations (Unaudited)

The following is a summary of quarterly results of operations for 2011 and 2010 ($ in thousands, except per share and dividend amounts):

	Quarter ended	Quarter ended	Quarter ended	Quarter ended
	December 31	September 30	June 30	March 31
2011:
Total property revenues	$122,373	$117,226	$114,906	$111,208

Income before discontinued operations	$14,492	$11,767	$10,503	$12,106

Net income	$17,867	$11,085	$16,053	$12,511
Net income available to common stockholders	$13,937	$7,688	$10,325	$8,418
Per share data:
Net income:
Basic	$0.42	$0.23	$0.32	$0.27

Diluted	$0.42	$0.23	$0.32	$0.27
Market price:
High	$148.44	$145.40	$138.31	$124.41
Low	$111.25	$119.15	$122.67	$109.98
Close	$140.51	$120.04	$135.29	$124.00
Dividends declared	$1.04	$1.04	$1.04	$1.04

2010:
Total property revenues	$106,703	$102,470	$98,208	$98,347

Income before discontinued operations	$8,260	$10,037	$13,413	$17,452

Net income	$8,628	$10,426	$13,869	$17,859
Net income available to common stockholders	$4,778	$6,377	$9,482	$13,127
Per share data:
Net income:
Basic	$0.16	$0.21	$0.32	$0.45

Diluted	$0.16	$0.21	$0.32	$0.45
Market price:
High	$117.12	$115.08	$113.03	$93.98
Low	$105.60	$92.62	$89.23	$76.35
Close	$114.22	$109.44	$97.54	$89.95
Dividends declared	$1.03	$1.03	$1.03	$1.03